SUPPLEMENTAL INFORMATION - NATURAL GAS AND CRUDE OIL PROPERTIES Prices Used to Estimate Reserves (Unaudited) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Natural Gas (MMcf)
Schedule of Prices Used to Estimate Reserves [Line Items]
prices used to estimate oil and gas reserves	$ 2.35	$ 3.41	$ 3.54
Natural Gas Liquids (MBbls)
Schedule of Prices Used to Estimate Reserves [Line Items]
prices used to estimate oil and gas reserves	28.02	39.59	34.12
Crude Oil (MBbls)
Schedule of Prices Used to Estimate Reserves [Line Items]
prices used to estimate oil and gas reserves	$ 87.51	$ 88.94	$ 71.95